Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis

	Description	Level	Fair Value
June 30, 2021	Marketable securities	1	$345,021,944

Summary of Quantitative Information Regarding Fair Value Measurements Inputs
The following table presents the fair value hierarchy for liabilities measured at fair value on a recurring basis as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Derivative liabilities:
Public Warrants	$12,075,000	$—	$—	$12,075,000
Private Placement Warrants	—	8,773,333	—	8,773,333
Forward Purchase Agreement	—	1,748,750	—	1,748,750

Total liabilities	$12,075,000	$10,522,083	$—	$22,597,083

Summary of Changes in Fair Value of Warrants
The following table presents a summary of the changes in the fair value of the Derivative Liabilities:

	Public Warrant Liability	Private Placement Warrant Liability	Forward Purchase Agreement	Total Liability
Fair value, February 11, 2021	$12,880,575	$9,358,640	$1,508,461	$23,747,676
Recognized gain on change in fair value	4,953,337	3,598,947	503,029	9,055,313

Fair value, March 31, 2021	$7,927,238	$5,759,693	$1,005,432	$14,692,363
Recognized loss on change in fair value	(4,147,762)	(3,013,640)	(743,318)	(7,904,720)
Fair value, June 30, 2021	$12,075,000	$8,773,333	$1,748,750	$22,597,083